WorldNet Inc. of Nevada (A Development Stage Company) Balance Sheet (Parentheticals) (USD $)	Sep. 30, 2011	Dec. 31, 2010
Common Stock Par Value	$ 0.001	$ 0.001
CommonStock Shares Authorized	20,000,000	20,000,000
Common Stock Shares Issued	18,500,000	18,500,000
Common Stock Shares Outstanding	18,500,000	18,500,000